Supplementary Information on Oil and Gas Exploration and Production (Unaudited)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Supplementary Information on Oil and Gas Exploration and Production (Unaudited)

Supplementary Information on Oil and Gas Exploration and Production (Unaudited)

In accordance with Codification Topic 932 - Extractive Activities - Oil and gas, this section provides supplemental information on oil and gas exploration and producing activities of the Company for the years ended March 31, 2019, 2018 and 2017. The information included in items (i) through (iii) provides historical cost information pertaining to costs incurred in exploration, property acquisition and development, capitalized costs and results of operations. The information included in items (iv) and (v) present information on our estimated net proved reserve quantities, standardized measure of estimated discounted future net cash flows related to proved reserves, and changes in estimated discounted future net cash flows. Activities not directly associated with oil and gas producing activities are excluded from all aspects of this supplemental information.

Method of accounting for costs incurred in oil and gas producing activities and manner of disposing of capitalized costs relating to those activities

We follow a successful efforts based accounting policy for oil and gas assets.

Costs incurred prior to obtaining the legal rights to explore an area are expensed immediately to the Income Statement.

Expenditure incurred on the acquisition of a licence interest is initially capitalised on a licence by licence basis. Costs are held, un-depleted, within intangible exploration/appraisal assets until such time as the exploration phase on the licence area is complete or commercial reserves have been discovered.

Exploration expenditure incurred in the process of determining oil and gas exploration targets is capitalised initially within intangible exploration/appraisal assets and subsequently allocated to drilling activities. Exploration/appraisal drilling costs are initially capitalised on a well–by-well basis until the success or otherwise of the well has been established. The success or failure of each exploration/appraisal effort is judged on a well-by-well basis. Drilling costs are written off on completion of a well unless the results indicate that hydrocarbon reserves exist and there is a reasonable prospect that these reserves are commercial.

Following appraisal of successful exploration wells, if commercial reserves are established and technical feasibility for extraction demonstrated, then the related capitalised intangible exploration/appraisal costs are transferred into a single field cost center within property, plant and equipment - development/producing assets after testing for impairment. Where results of exploration drilling indicate the presence of hydrocarbons which are ultimately not considered commercially viable, all related costs are written off to the Income Statement.

All costs incurred after the technical feasibility and commercial viability of producing hydrocarbons has been demonstrated are capitalised within property, plant and equipment - development/producing assets on a field-by-field basis. Subsequent expenditure is capitalised only where it either enhances the economic benefits of the development/producing asset or replaces part of the existing development/producing asset. Any remaining costs associated with the part replaced are expensed.

Net proceeds from any disposal of an intangible exploration/appraisal asset are initially credited against the previously capitalised costs. Any surplus proceeds are credited to the Income Statement. Net proceeds from any disposal of development/producing assets are credited against the previously capitalised cost. A gain or loss on disposal of a development/producing asset is recognised in the Income Statement to the extent that the net proceeds exceed or are less than the appropriate portion of the net capitalised costs of the asset.

(i)	Capitalized costs relating to oil and gas producing activities

The following table summarizes capitalized costs for oil and gas exploration and production activities with the related accumulated depreciation, depletion and amortization, and asset retirement obligation assets:

	India	Sri Lanka	South Africa
	(₹ in millions)	(₹ in millions)	(₹ in millions)
March 31, 2019
Unproved oil and gas properties	26,311	54,514	2,522
Proved oil and gas properties	1,386,994	—	—
Support equipment	5,231	—	—

Gross Capitalized costs	1,418,536	54,514	2,522
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,183,462)	(54,514)	(2,522)

Net Capitalized costs	235,073	—	—

March 31, 2018
Unproved oil and gas properties	17,121	51,261	2,372
Proved oil and gas properties	1,276,878	—	—
Support equipment	4,865	—	—

Gross Capitalized costs	1,298,864	51,261	2,372
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,075,592)	(51,261)	(2,372)

Net Capitalized costs	223,272	—	—

March 31, 2017
Unproved oil and gas properties	16,388	51,100	2,351
Proved oil and gas properties	1,264,044	—	—
Support equipment	4,656	—	—

Gross Capitalized costs	1,285,088	51,100	2,351
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,136,079)	(51,100)	(2,351)

Net Capitalized costs	149,009	—	—

(ii)	Costs incurred in oil and gas property acquisition, exploration and development activities

Costs incurred are summarized below and include both amounts expensed and capitalized:

	India	Sri Lanka	South Africa
	(₹ in millions)	(₹ in millions)	(₹ in millions)
March 31, 2019
Acquisition of properties
Proved	—	—	—
Unproved	—	—	—
Exploration costs	(37,060)	5	9
Development costs	75,158	—	—

Total	38,099	5	9

March 31, 2018
Acquisition of properties
Proved	—	—	—
Unproved	—	—	—
Exploration costs	(1,506)	9	10
Development costs	10,923	—	—

Total	9,417	9	10

March 31, 2017
Acquisition of properties
Proved	—	—	—
Unproved	—	—	—
Exploration costs	(84)	70	45
Development costs	10,104	—	—

Total	10,020	70	45

* Figures in brackets ( ) represents reversal/ transfers between exploration and development costs.

(iii)	Results of operations for oil and gas producing activities

The Company’s results of operations from oil and gas producing activities for the years ended March 31, 2019, 2018 and 2017 are shown in the following table.

Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities, including operating employees’ compensation, materials, supplies, fuel consumed in operations and operating costs related to natural gas processing plants.

Exploration expenses include the costs of geological and geophysical activities and non-productive exploratory wells. Depreciation and amortization expenses relate to assets employed in exploration and development activities. In accordance with Codification Topic 932 – Extractive Activities – Oil and gas, income taxes are based on statutory tax rates, reflecting allowable deductions. Till March 31, 2016, the Company had an effective tax rate lower than the statutory rate, benefiting from tax holiday in Rajasthan block under section 80-IB (9) of the Income Tax Act, 1961. Interest income and expense are excluded from the results reported in this table.

	India	Sri Lanka	South Africa
	(₹ in millions)	(₹ in millions)	(₹ in millions)
March 31, 2019
Revenues
Sales	132,228	—	—
Transfers	—	—	—
Operating Income	283	—	—

Total	132,511	—	—

Production costs	(53,991)	—	—
Exploration (expenses)/ reversal	(483)	(5)	(9)
Depreciation, depletion and amortization and valuation provisions (including impairment loss/reversal)	(39,942)	—	—

Results before income tax expenses	38,095	(5)	(9)
Income tax expenses	(13,787)	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	24,307	(5)	(9)

March 31, 2018
Revenues
Sales	95,359	—	—
Transfers	—	—	—
Operating Income	—	—	—

Total	95,359	—	—

Production costs	(40,583)	—	—
Exploration expenses	8	(9)	(0)
Depreciation, depletion and amortization and valuation provisions (including impairment loss)	63,584	—	—

Results before income tax expenses	118,368	(9)	(0)
Income tax expenses	(46,398)	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	71,970	(9)	(0)

	India	Sri Lanka	South Africa
	(₹ in millions)	(₹ in millions)	(₹ in millions)
March 31, 2017
Revenues
Sales	82,041	—	—
Transfers	—	—	—
Operating Income	70	—	—

Total	82,111	—	—

Production costs	(38,613)	—	—
Exploration expenses	(292)	(70)	(45)
Depreciation, depletion and amortization and valuation provisions(including impairment loss)	(26,687)	—	—

Results before income tax expenses	16,519	(70)	(45)
Income tax expenses	(5,028)	—	—

Results of operations from producing activities (excluding corporate overhead and interest costs)	11,491	(70)	(45)

(iv)	Reserve quantities information

The following tables represent estimates for oil and gas reserves by geographic area as of March 31, 2019, 2018 and 2017. Quantities mentioned below represent proved developed and proved undeveloped reserves together with changes in quantities for the fiscal years 2019, 2018, and 2017.

The definitions used for proved, proved developed and proved undeveloped oil and gas reserves are in accordance with United States Securities and Exchange Commission (SEC) Rule 4-10 of Regulation S-X. Proved oil and natural gas reserves are those estimated quantities of crude oil, natural gas and natural gas liquids that geological and engineering data demonstrate with reasonable certainty to be economically producible in future years from known reservoirs, under existing economic and operating conditions including a 12-month average price prior to the end of the reporting period, unless prices are defined by contract, and cost at the date of estimation.

All the proved reserves presented herein are based on PSCs with the GoI. As such, all net reserves are based on an entitlement calculation which converts our share of cost recovery and profit petroleum under each contract to a volume equivalent of net reserves in accordance with SEC guidance on calculating net reserves subject to these agreements

A summary of the annual changes in the proved reserves of oil is as follows (in mmbbls):

Proved developed and undeveloped reserves	India	Sri Lanka	South Africa	Total
Reserves at March 31, 2016	78.10	—	—	78.10

Revisions of previous estimates	7.53	—	—	7.53
Extensions and discoveries	—	—	—	—
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(28.07)	—	—	(28.07)

Reserves at March 31, 2017	57.56	—	—	57.56

Revisions of previous estimates	15.11	—	—	15.11
Extensions and discoveries	0.23	—	—	0.23
Improved Recovery	2.96	—	—	2.96
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(28.50)	—	—	(28.50)

Reserves at March 31, 2018	47.36	—	—	47.36

Revisions of previous estimates	99.82	—	—	99.82
Extensions and discoveries	2.31	—	—	2.31
Improved Recovery	4.87	—	—	4.87
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(27.53)	—	—	(27.53)

Reserves at March 31, 2019	126.83	—	—	126.83

A summary of the annual changes in the proved reserves of natural gas is as follows (in bcf):

Proved developed and undeveloped reserves	India	Sri Lanka	South Africa	Total
Reserves at March 31, 2016	5.51	—	—	5.51

Revisions of previous estimates	3.16	—	—	3.16
Extensions and discoveries	—	—	—	—
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(2.96)	—	—	(2.96)

Reserves at March 31, 2017	5.71	—	—	5.71

Revisions of previous estimates	10.95	—	—	10.95
Extensions and discoveries	—	—	—	—
Improved Recovery	—	—	—	—
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(5.50)	—	—	(5.50)

Reserves at March 31, 2018	11.16	—	—	11.16

Revisions of previous estimates	89.22	—	—	89.22
Extensions and discoveries	2.75	—	—	2.75
Improved Recovery	0.05	—	—	0.05
Sales of reserves	—	—	—	—
Purchases of reserves	—	—	—	—
Production for the year	(7.81)	—	—	(7.81)

Reserves at March 31, 2019	95.37	—	—	95.37

Year ending March 31, 2017

Total proved oil and gas reserves at March 31, 2016, were 79.02 mmboe. For the year ending March 31, 2017, total revisions of 8.05 mmboe were comprised of technical revisions of 9.02 mmboe associated with improved production performance and -0.97 mmboe in revisions due to changes in commodity prices. The majority of the technical revisions were associated with the continued improvement in production performance of the Mangala, Aishwariya, and Bhagyam fields. After adjustment of interim production of 28.56 mmboe, the total proved reserves at March 31, 2017, were 58.51 mmboe.

Year ending March 31, 2018

Total proved oil and gas reserves for the year ending March 31, 2017 were 58.51 mmboe. For the year ending March 31, 2018, total revisions of 16.94 mmboe were comprised of an increase of 18.62 mmboe based on technical revisions due to improved production performance and the approval of proved undeveloped projects, and a decrease of 1.68 mmboe due to revisions based on commodity prices. By PSC area, these total revisions were 2.70 mmboe for CB/OS-2, 14.01 mmboe for Rajasthan, and 0.23 mmboe for Ravva. In 2018, improved recovery of 2.96 mmboe were added associated with the approved polymer injection project in the Aishwariya field. Extensions and discoveries of 0.23 mmboe were included for the Guda and Kaameshwari West-2 fields which were approved for development. After adjusting for the interim production of 29.42 mmboe, the total proved reserves at March 31, 2018, were 49.22 mmboe.

Year ending March 31, 2019

Total proved reserves as of March 31, 2018, were 49.22 mmboe. For the year ending March 31, 2019, total revisions of 114.68 mmboe were comprised of an increase of 127.59 mmboe based on technical revisions due to improved production performance, the approval of proved undeveloped projects, and 10-year extensions of the RJ-ON-90/1 and PKGM-1 PSCs, and a decrease of 12.91 mmboe due to revisions based on commodity prices. These total revisions were comprised of an increase of 0.67 mmboe for the Cambay block (CB/OS-2), 112.76 mmboe for the Rajasthan block (RJ-ON-90/1), and 1.25 mmboe for the Ravva block (PKGM-1). In fiscal year 2019, improved recovery of 4.88 mmboe were added from the approved polymer injection project in the Bhagyam field and expansion of water injection in the Ravva field. These improved recoveries were comprised of an increase of 4.54 mmboe for the Rajasthan block and 0.34 mmboe for the Ravva block. Extensions and discoveries of 2.77 mmboe were on account of inclusion of the Nagayalanka, GS-V, Kaameshwari-1, Shakti, and Tukaram fields which were approved for development, and extension through drilling in the Lakshmi and Ravva fields. These extensions and discoveries were comprised of an increase of 0.32 mmboe for the Cambay block, 1.55 mmboe for the Nagayalanka block (KG-ONN-2003/1), 0.86 mmboe for the Rajasthan block, and 0.04 mmboe for the Ravva block. After adjusting for the production of 28.83 mmboe, the total proved reserves as at March 31, 2019, were 142.72 mmboe.

	2019		2018		2017
	Natural gas	Crude Oil	Natural gas	Crude Oil	Natural gas	Crude Oil
	(bcf)	(mmbbls)	(bcf)	(mmbbls)	(bcf)	(mmbbls)
Net proved developed reserves:
India	56.45	101.40	9.87	38.59	4.76	57.08
Sri Lanka	—	—	—	—	—	—
South Africa	—	—	—	—	—	—

Total net proved developed reserves	56.45	101.40	9.87	38.59	4.76	57.08

Net proved undeveloped reserves:
India	38.92	25.43	1.29	8.77	0.95	0.48
Sri Lanka	—	—	—	—	—	—
South Africa	—	—	—	—	—	—

Total net proved undeveloped reserves	38.92	25.43	1.29	8.77	0.95	0.48

(v)	Standardized measure of discounted future net cash flows relating to proved oil and gas quantities and changes therein

The table below shows the standardized measure of future net cash flows relating to proved reserves. The analysis is computed in accordance with Topic 932 – Extractive Activities – Oil and gas, by applying average prices during the 12-month period prior to the ending date of the period covered by the report, determined as an un-weighted arithmetic average of the first-day-of-the-month price for each month within such period, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions, as defined by the SEC, fiscal year-end costs, fiscal year-end statutory tax rates and a discount factor of 10% to fiscal year-end quantities of net proved reserves. The standardized measure of discounted future net cash flows is a forward-looking statement.

Future price changes are limited to those provided by existing contractual arrangements at the end of each reporting year. Future development and production costs are those estimated future expenditures necessary to develop and produce fiscal year-end estimated proved reserves based on fiscal year-end costs, assuming continuation of fiscal year-end economic conditions. Pre-tax future net cash flow is net of decommissioning and removal costs. Estimated future income taxes are calculated by applying the appropriate year-end statutory tax rates. These rates reflect allowable deductions and tax credits and are applied to estimated future pretax net cash flows, less the tax basis of related assets. We have an effective tax rate lower than the statutory rate, benefiting from tax holiday in Rajasthan block under section 80-IB (9) of the Income Tax Act, 1961. Discounted future net cash flows are calculated using a discount rate of 10% per year. Discounting requires a year-by-year estimate of when future expenditures will be incurred and when reserves will be produced. The standardized measure of discounted future net cash flows prescribed under Topic 932 requires assumptions as to the timing and amount of future development and production costs and income from the production of proved reserves. The information does not represent management’s estimate or our expected future cash flows or the value of its proved reserves and therefore should not be relied upon as an indication of our future cash flow or value of its proved reserves.

	India (₹ in millions)	Sri Lanka (₹ in millions)	South Africa (₹ in millions)	Total (₹ in millions)
At March 31 2019
Future cash inflows	629,770	—	—	629,770
Future production costs	(349,686)	—	—	(349,686)
Future development costs	(55,167)	—	—	(55,167)
Future income tax expenses	(67,890)	—	—	(67,890)

Undiscounted future net cash flows	157,025	—	—	157,025
10 percent midyear annual discount for timing of estimated cash flows	(42,981)	—	—	(42,981)

Standardized measure of discounted future net cash flows	114,044	—	—	114,044

At March 31 2018
Future cash inflows	161,541	—	—	161,541
Future production costs	(83,517)	—	—	(83,517)
Future development costs	(22,648)	—	—	(22,648)
Future income tax expenses	(3,528)	—	—	(3,528)

Undiscounted future net cash flows	51,848	—	—	51,848
10 percent midyear annual discount for timing of estimated cash flows	(5,533)	—	—	(5,533)

Standardized measure of discounted future net cash flows	46,315	—	—	46,315

At March 31 2017
Future cash inflows	165,148	—	—	165,148
Future production costs	(93,326)	—	—	(93,326)
Future development costs	(16,485)	—	—	(16,485)
Future income tax expenses	(1,375)	—	—	(1,375)

Undiscounted future net cash flows	53,962	—	—	53,962
10 percent midyear annual discount for timing of estimated cash flows	(6,469)	—	—	(6,469)

Standardized measure of discounted future net cash flows	47,493	—	—	47,493

	India (₹ in millions)	Sri Lanka (₹ in millions)	South Africa (₹ in millions)	Total (₹ in millions)
Balance at April 1, 2018	46,315	—	—	46,315

Sales and transfers of oil and gas, net of production cost	(77,131)	—	—	(77,131)
Development cost incurred	58,242	—	—	58,242
Net change due to purchases and sales of minerals in place	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	12,071	—	—	12,071
Net change due to revisions in quantity estimates	158,825	—	—	158,825
Net change in prices, transfer prices and in production cost	42,652	—	—	42,652
Changes in estimated future development costs	(85,499)	—	—	(85,499)
Accretion of discount	4,985	—	—	4,985
Net change in income taxes	(46,416)	—	—	(46,416)
Timing	—	—	—	—

Balance at March 31, 2019	114,044	—	—	114,044

	India (₹ in millions)	Sri Lanka (₹ in millions)	South Africa (₹ in millions)	Total (₹ in millions)

Balance at April 1, 2017	47,493	—	—	47,493

Sales and transfers of oil and gas, net of production cost	(55,317)	—	—	(55,317)
Development cost incurred	8,388	—	—	8,388
Net change due to purchases and sales of minerals in place	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	4,075	—	—	4,075
Net change due to revisions in quantity estimates	25,035	—	—	25,035
Net change in prices, transfer prices and in production cost	15,257	—	—	15,257
Changes in estimated future development costs	(1,785)	—	—	(1,785)
Accretion of discount	4,887	—	—	4,887
Net change in income taxes	(1,718)	—	—	(1,718)
Timing	—	—	—	—

Balance at March 31, 2018	46,315	—	—	46,315

	India (₹ in millions)	Sri Lanka (₹ in millions)	South Africa (₹ in millions)	Total (₹ in millions)

Balance at April 1, 2016	54,450	—	—	54,450

Sales and transfers of oil and gas, net of production cost	(41,355)	—	—	(41,355)
Development cost incurred	10,341	—	—	10,341
Net change due to purchases and sales of minerals in place	—	—	—	—
Net change due to extensions, discoveries and improved recovery less related costs	—	—	—	—
Net change due to revisions in quantity estimates	9,377	—	—	9,377
Net change in prices, transfer prices and in production costs	7,644	—	—	7,644
Changes in estimated future development costs	2,059	—	—	2,059
Accretion of discount	5,517	—	—	5,517
Net change in income taxes	(540)	—	—	(540)
Timing	—	—	—	—

Balance at March 31, 2017	47,493	—	—	47,493